CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)		Common Stock	Equity settled employee benefits	Warrant	Finders' warrants	Foreign exchange reserve	Retained Earnings	Total
Equity Balance, Starting at Sep. 30, 2017		$ 15,954,681	$ 1,720,915	$ 641,848	$ 251,286	$ (44,645)	$ (15,738,156)	$ 2,785,929
Shares Outstanding, Starting at Sep. 30, 2017		35,286,668
Private Placements, amount	[1]	$ 750,000	0	0	0	0	0	750,000
Private Placements, Shares	[1]	7,500,000
Acquisition of exploration and evaluation assets, Amount	[2]	$ 191,000	0	0	0	0	0	191,000
Acquisition of exploration and evaluation assets, Shares	[2]	2,200,000
Share issue costs		$ (63,196)	0	0	11,424	0	0	(51,772)
Exercise of Finder's Warrants, Amount	[3]	$ 31,419	0	0	(15,919)	0	0	15,500
Exercise of Finder's Warrants, Shares	[3]	155,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures		$ 0	67,490	0	0	0	0	67,490
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0
Exercise of options								0
Exercise of warrants								0
Net Income (Loss)		$ 0	0	0	0	24,545	(826,840)	(802,295)
Shares Outstanding, Ending at Sep. 30, 2018		45,141,668
Equity Balance, Ending at Sep. 30, 2018		$ 16,863,904	1,788,405	641,848	246,791	(20,100)	(16,564,996)	2,955,852
Private Placements, amount	[4]	$ 1,796,583	0	0	0	0	0	1,796,583
Private Placements, Shares	[4]	35,931,666
Share issue costs		$ (263,006)	0	0	63,816	0	0	(199,190)
Stock Granted, Value, Share-based Compensation, Net of Forfeitures		$ 0	162,208	0	0	0	0	162,208
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0
Acquisition of exploration and evaluation assets	[5]	$ 89,625	0	0	0	0	0	89,625
Acquisition of exploration and evaluation assets	[5]	1,361,363
Exercise of options								0
Exercise of warrants								0
Net Income (Loss)		$ 0	0	0	0	(6,519)	(997,369)	(1,003,888)
Shares Outstanding, Ending at Sep. 30, 2019		82,434,697
Equity Balance, Ending at Sep. 30, 2019		$ 18,487,106	1,950,613	641,848	310,607	(26,619)	(17,562,365)	3,801,190
Private Placements, amount	[6]	$ 1,100,000	0	0	0	0	0	1,100,000
Private Placements, Shares	[6]	22,000,000
Acquisition of exploration and evaluation assets, Amount	[7]	$ 144,750	0	0	0	0	0	144,750
Acquisition of exploration and evaluation assets, Shares	[7]	1,325,000
Share issue costs		$ (111,550)	0	0	32,665	0	0	(78,885)
Exercise of Finder's Warrants, Amount	[8]	$ 100,276	0	0	(40,125)	0	0	60,151
Exercise of Finder's Warrants, Shares	[8]	1,203,025
Exercise of options	[9]	$ 45,125	(20,125)	0	0	0	0	25,000
Exercise of options	[9]	250,000
Exercise of warrants	[10]	$ 303,000	0	0	0	0	0	303,000
Exercise of warrants	[10]	3,030,000
Net Income (Loss)		$ 0	0	0	0	2,380	(1,056,142)	(1,053,762)
Shares Outstanding, Ending at Sep. 30, 2020		110,242,722
Equity Balance, Ending at Sep. 30, 2020		$ 20,068,707	$ 1,930,488	$ 641,848	$ 303,147	$ (24,239)	$ (18,618,507)	$ 4,301,444

[1]	Note 7(b)(iv).
[2]	Note 7(b)(i)(iii)(v).
[3]	Note 7(b)(ii).
[4]	Note 7(b)(vii).
[5]	Note 7(b)(vii)(ix)(x).
[6]	Note 7(b)(xi).
[7]	Note 7(b)(x)(xii)(xiii).
[8]	Note 7(b)(xv).
[9]	7(b)(xii)(xiii)(xiv)
[10]	7(b)(xv)